Debt (Tables)	3 Months Ended
Mar. 31, 2026
Debt [Abstract]
Schedule of Short-Term Debt
Maturity	Interest Rate	Borrowing Limit	March 31, 2026	December 31, 2025
June 2026	4.60%	$300	$142	$—
May 2026 – June 2026	6.00%	218	219	—
June 2026	6.00%	62	—	—
April 2026	4.60%	149	149	—
November 2025 – May 2026	6.00%	133	133	—
December 2025 – June 2026	6.00%	133	133	—
January 2026 – July 2026	4.60%	33	33	—
February 2026 – August 2026	4.60%	234	110	—
March 2026 – September 2026	4.60%	46	45	—
September 2026	4.60%	418	122	—
May 2026	6.00%	165	—	—
September 2026	4.60%	119	—	—
No fixed maturity	0%	122	—	—
May 2026 – August 2026	—%	144	144	484
Total			$1,230	$484
	in thousands
Maturity	Interest Rate	Borrowing Limit	March 31, 2026	December 31, 2025
November 1, 2026	6%	$291	$256	$—
November 2026 – March 2027	5.21 – 6.92%	581	550	—
November 1, 2026	5%	107	107	—
May 1, 2026	6%	330	306	—
May 1, 2026	4.89 – 5.36%	132	132	—
May 1, 2026	6%	165	165	—
August 1, 2026	6%	330	328	—
August 1, 2026	5%	330	328	—
April 1, 2026	5%	264	120	—
June 1, 2026	5%	40	41	—
March 1, 2026	—%	14	14	—
October 1, 2026	10%	0	233	—
September 1, 2026	5%	417	417	—
Overdue	—%	549	549	—
Total			$3,546	$—

Schedule of Long-Term Debt

Details of carrying amounts of long-term debt as of March 31, 2026 are as follows:

			in thousands
Description	Maturity	Interest Rate	Borrowing Limit	March 31, 2026
Facility Loans	May 2027 – April 2033	1.19 – 3.61%	$803	$601
Working Capital Loans	February 2027 – May 2029	0.46 – 5.26%	2,709	2,308
Operating Funds Loan	October 2026 – February 2028	2.87 – 12.00%	—	798
Individual cash loan	January 2027	1.00%	558	353
Finance Lease Liabilities				142
Total Long Term Debt				4,202
Less: current portion of long-term debt				(1,593)
Long-term debt, net of current portion				$2,609

Schedule of Future Principal Payments

Future principal payments for long-term debt as of March 31, 2026 are as follows:

in thousands	Long Term Debt
Less than 1 year	$1,649
Between 1 – 2 years	947
Between 2 – 5 years	1,351
Over 5 years	286
Less imputed interest	(16)
Total Long Term Debt	$4,217